Cash and Cash Equivalents, Investments, and Funds Receivable and Amounts Held for Customers - Table of cash and cash equivalents, investments, and funds receivable and amounts held for customers by balance sheet classification (Details) - USD ($)
$ in Millions
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Amortized Cost
Cash and cash equivalents	$ 2,884	$ 3,609	$ 2,848
Investments	1,667	465
Funds receivable and amounts held for customers	7,076	3,921
Total cash and cash equivalents, investments, and funds receivable and amounts held for customers	11,627	7,995
Fair Value
Cash and cash equivalents	2,884	3,609
Investments	1,668	465
Funds receivable and amounts held for customers	7,076	3,921	$ 420	$ 431
Total cash and cash equivalents, investments, and funds receivable and amounts held for customers	$ 11,628	$ 7,995